Provisions (Tables)	12 Months Ended
Jun. 30, 2025
Provisions
Schedule of provisions
	Legal claims (iii)	Investments in associates and joint ventures (ii)	Total
As of June 30, 2023	37,970	7	37,977
Additions (i)	11,759	-	11,759
Decreases (i)	(584)	-	(584)
Participation in the results	-	15	15
Inflation adjustment	(11,736)	-	(11,736)
Currency translation adjustment	(81)	-	(81)
Used during the year	(857)	-	(857)
As of June 30, 2024	36,471	22	36,493
Additions (i)	5,329	82	5,411
Decreases (i)	(1,954)	(35)	(1,989)
Participation in the results	-	93	93
Inflation adjustment	(619)	-	(619)
Currency translation adjustment	227	-	227
Used during the year	(1,941)	-	(1,941)
As of June 30, 2025	37,513	162	37,675

	06.30.2025	06.30.2024
Non-current	32,431	30,089
Current	5,244	6,404
Total	37,675	36,493